STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

November 4, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	BNY Mellon Absolute Insight Funds, Inc.
File Numbers: 811-23036; 333-202460

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing is Pre-Effective Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").  The prospectus and statement of additional information for BNY Mellon Absolute Insight Multi-Strategy Fund, a series of the Fund (the "Series"), included in the Amendment are marked to show changes from the prospectus and statement of additional information filed for the Series with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933, as amended, on October 6, 2015.

Please telephone the undersigned at 212.806.5698 if you have any questions.

Very truly yours,

/s/ Kirk Anderson

Kirk Anderson